Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Beginning balance	€ 1,743	€ 1,376
Additions	30	61
Disposals	(67)
Share in net result	286	265
Share in changes in equity (note 30.6)	(63)	25
Dividend	(79)	(88)
Net exchange difference	(25)	45
Transfer to / (from) other headings		58
Transfer to disposal groups	(382)
Ending balance	1,443	1,743
At January 1	1,289	1,264
Additions	40	12
Disposals	(8)
Share in net result	4	112
Share in changes in equity (note 30.6)	3	(6)
Impairment reversals / (charges)	(9)	3
Dividends	(58)	(39)
Net exchange difference	(1)	2
Transfer to / (from) other headings		(58)
Transfer to disposal groups	(1,096)
At December 31	€ 165	€ 1,289